ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 17,234	$ 18,972
Employees and related liabilities	3,496	4,963
Government institutions	167	147
Accrued expenses and other current liabilities	$ 20,896	$ 24,082